Short-Term and Long-Term Debt (Composition of Long-Term Debt, Weighted Average Contract Interest Rate on Long-Term Debt and Repayment Due Dates) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Debt Instrument [Line Items]
Long-term Debt	¥ 4,416,833	¥ 4,279,354
Weighted average rate	1.10%	1.60%
Banks Fixed Rate
Debt Instrument [Line Items]
Long-term Debt	¥ 519,858	¥ 463,599
Weighted average rate	1.20%	1.20%
Minimum maturity date	2022	2021
Maximum maturity date	2037	2037
Banks Floating Rate
Debt Instrument [Line Items]
Long-term Debt	¥ 2,038,098	¥ 1,957,105
Weighted average rate	0.80%	1.50%
Minimum maturity date	2022	2021
Maximum maturity date	2077	2077
Insurance Companies And Others Fixed Rate
Debt Instrument [Line Items]
Long-term Debt	¥ 328,790	¥ 336,821
Weighted average rate	0.80%	1.20%
Minimum maturity date	2023	2022
Maximum maturity date	2039	2037
Insurance Companies And Others Floating Rate
Debt Instrument [Line Items]
Long-term Debt	¥ 302,337	¥ 336,949
Weighted average rate	0.60%	1.80%
Minimum maturity date	2023	2021
Maximum maturity date	2077	2077
Unsecured Bonds
Debt Instrument [Line Items]
Long-term Debt	¥ 927,088	¥ 845,938
Weighted average rate	1.50%	1.70%
Minimum maturity date	2023	2022
Maximum maturity date	2081	2080
Unsecured Notes Under Medium Term Note Program
Debt Instrument [Line Items]
Long-term Debt	¥ 141,296	¥ 176,802
Weighted average rate	3.10%	3.10%
Minimum maturity date	2023	2021
Maximum maturity date	2027	2027
Payables Under Securitized Lease Receivables
Debt Instrument [Line Items]
Long-term Debt		¥ 4,322
Weighted average rate		0.20%
Minimum maturity date		2021
Maximum maturity date		2021
Payables Under Securitized Loan Receivables And Investment In Securities
Debt Instrument [Line Items]
Long-term Debt	¥ 159,366	¥ 157,818
Weighted average rate	3.20%	2.20%
Minimum maturity date	2022	2022
Maximum maturity date	2043	2039